Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Offsetting Of Financial Assets [Line Items]
Summary of Recognized Financial Instruments

The following table presents the recognized financial instruments that are offset as at December 31, 2022 and 2021:

	Effects of offsetting on the Consolidated
	Statements of Financial Position
		Gross amounts	Net amounts
2022	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	468,092	—	468,092
Financial assets at FVPL	1,295	—	1,295
Trade and other receivables	244,804	(4,358)	240,446
Derivative financial instruments	1,206	—	1,206
Other assets	56,789	—	56,789
Total	772,186	(4,358)	767,828
Financial liabilities
Trade and other payables	424,186	(16,312)	407,874
Lease Liabilities	4,079	—	4,079
Derivative financial instruments	544	—	544
Total	428,809	(16,312)	412,497

		Gross amounts	Net amounts
2021	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	336,197	—	336,197
Financial assets at FVPL	1,004	—	1,004
Trade and other receivables	196,939	(5,973)	190,966
Other assets	1,339	—	1,339
Total	535,479	(5,973)	529,506
Financial liabilities
Trade and other payables	283,133	(5,973)	277,160
Lease Liabilities	3,928	—	3,928
Financial liabilities	5,014	—	5,014
Derivative financial instruments	221	—	221
Total	292,296	(5,973)	286,323